Derivative Financial Instruments (Details 4) - USD ($) $ in Millions	Apr. 30, 2017	Apr. 30, 2016
Commodity contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gross contract notional amount	$ 704.9	$ 545.7
Foreign currency exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gross contract notional amount	$ 195.4	$ 212.5